Cash and cash equivalents and Restricted cash	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.          Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2026	December 31, 2025
Cash on hand	36	55
Cash at banks	29,285	26,199
Total cash and cash equivalents	29,321	26,254

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at June 30, 2026 and December 31, 2025, was $29,321 and $26,254, respectively.

As at June 30, 2026 and December 31, 2025, the Company had pledged an amount of $2,450, in order to fulfil collateral requirements. The fair value of the restricted cash as at June 30, 2026 was $2,450, $2,000 included in non-current assets and $450 included in current assets. The fair value of the restricted cash as at December 31, 2025 was $2,450, $2,000 included in non-current assets and $450 included in current assets. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.